As filed with the Securities and Exchange Commission on November 17, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL 61702
(Address of principal executive offices) (Zip code)

Paul M. Harmon
Office of the General Counsel
Bloomington, Illinois 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

Country VP Growth Fund
Schedule of Investments
September 30, 2005 (unaudited)

	Shares	Value
COMMON STOCKS - 84.42%
Consumer Discretionary - 7.00%
Dollar General Corporation	5,800	$106,372
Gentex Corporation	13,200	229,680
The Home Depot, Inc.	3,600	137,304
Jones Apparel Group, Inc.	3,600	102,600
Kohl's Corporation (a)	2,000	100,360
Target Corporation	1,800	93,474
Williams-Sonoma, Inc. (a)	2,500	95,875
		865,665
Consumer Staples - 11.99%
Altria Group, Inc.	2,550	187,960
The Coca-Cola Company	3,200	138,208
CVS Corporation	4,600	133,446
Kimberly-Clark Corporation	3,200	190,496
McCormick & Company	3,500	114,205
The Procter & Gamble Company	3,700	220,002
Sara Lee Corporation	6,500	123,175
Sysco Corporation	3,100	97,247
Unilever NV - ADR	1,500	107,175
Wal-Mart Stores, Inc.	3,900	170,898
		1,482,812
Energy - 12.13%
Apache Corporation	3,000	225,660
ChevronTexaco Corp.	2,800	181,244
ConocoPhillips	3,400	237,694
Diamond Offshore Drilling, Inc.	3,500	214,375
Exxon Mobil Corporation	3,900	247,806
Halliburton Company	3,400	232,968
Schlumberger Limited	1,900	160,322
		1,500,069
Financials - 11.59%
ACE Limited	3,200	150,624
American Express Company	2,600	149,344
American International Group, Inc.	3,000	185,880
The Bank of New York Company, Inc.	3,300	97,053
Citigroup Inc.	5,800	264,016
JPMorgan Chase & Co.	4,500	152,685
MBNA Corporation	4,100	101,024
Washington Mutual, Inc.	3,700	145,114
Wells Fargo & Company	3,200	187,424
		1,433,164
Health Care - 12.45%
Abbott Laboratories	3,650	154,760
Amgen Inc. (a)	1,700	135,439
Baxter International Inc.	3,900	155,493
Boston Scientific Corporation (a)	3,600	84,132
Bristol-Myers Squibb Company	4,200	101,052
Forest Laboratories, Inc. (a)	2,800	109,116
Johnson & Johnson	3,300	208,824
Medco Health Solutions, Inc. (a)	3,500	191,905
Medtronic, Inc.	2,000	107,240
Pfizer Inc.	7,600	189,772
Quest Diagnostics Incorporated	2,000	101,080
		1,538,813
Industrials - 10.33%
3M Co.	1,400	102,704
American Power Conversion Corporation	5,700	147,630
Caterpillar Inc.	3,900	229,125
Emerson Electric Co.	1,600	114,880
FedEx Corp.	1,500	130,695
General Electric Company	9,700	326,599
Masco Corporation	4,000	122,720
Rockwell Automation, Inc.	1,950	103,155
		1,277,508
Information Technology - 11.66%
Analog Devices, Inc.	2,100	77,994
Avid Technology, Inc. (a)	2,600	107,640
CANON INC. - ADR	3,400	184,484
Cisco Systems, Inc. (a)	6,500	116,545
Intel Corporation	6,200	152,830
International Business Machines Corporation	1,300	104,286
International Rectifier Corporation (a)	2,775	125,097
Microsoft Corporation	9,100	234,143
Nokia Oyj - ADR	8,700	147,117
QUALCOMM Inc.	2,200	98,450
Symantec Corporation (a)	4,075	92,340
		1,440,926
Materials - 2.57%
Alcoa Inc.	5,300	129,426
Newmont Mining Corporation	4,000	188,680
		318,106
Telecommunication Services - 2.27%
ALLTEL Corporation	2,400	156,264
Verizon Communications Inc.	3,800	124,222
		280,486
Utilities - 2.43%
Duke Energy Corporation	3,300	96,261
Nicor Inc.	2,500	105,075
Progress Energy, Inc.	2,200	98,450
		299,786
TOTAL COMMON STOCKS (Cost $9,052,922)		$10,437,335

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 15.54%
Commercial Paper - 7.27%
American Express Company
3.740%, 10/13/2005	$500,000	$499,377
LaSalle Bank Corporation
3.735%, 10/19/2005	400,000	399,253
		898,630

	Shares
Money Market Funds - 8.27%
Federated Prime Obligations Fund	442,256	442,256
Janus Money Market Fund	580,000	580,000
		1,022,256
TOTAL SHORT TERM INVESTMENTS (Cost $1,920,886)		$1,920,886

Total Investments (Cost $10,973,808) - 99.96%		$12,358,221
Other Assets in Excess of Liabilities - 0.04%		4,410
TOTAL NET ASSETS - 100.00%		$12,362,631

Footnotes

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt.
(a)	Non Income producing security.

Country VP Balanced Fund
Schedule of Investments
September 30, 2005 (unaudited)

	Shares	Value
COMMON STOCKS - 60.84%
Consumer Discretionary - 5.07%
Dollar General Corporation	3,300	$60,522
Gentex Corporation	5,200	90,480
Harley-Davidson, Inc.	1,100	53,284
The Home Depot, Inc.	2,600	99,164
Jones Apparel Group, Inc.	2,300	65,550
Kohl's Corporation (a)	1,300	65,234
Target Corporation	1,600	83,088
Williams-Sonoma, Inc. (a)	1,200	46,020
		563,342

Consumer Staples - 7.90%
Altria Group, Inc.	1,500	110,565
The Coca-Cola Company	2,100	90,699
CVS Corporation	3,400	98,634
Kimberly-Clark Corporation	1,900	113,107
McCormick & Company	2,200	71,786
The Procter & Gamble Company	2,200	130,812
Sara Lee Corporation	4,100	77,695
Sysco Corporation	2,100	65,877
Wal-Mart Stores, Inc.	2,700	118,314
		877,489

Energy - 8.30%
Apache Corporation	2,100	157,962
ConocoPhillips	2,400	167,784
Diamond Offshore Drilling, Inc.	2,300	140,875
Exxon Mobil Corporation	2,500	158,850
Halliburton Company	3,100	212,412
Schlumberger Limited	1,000	84,380
		922,263

Financials - 9.23%
ACE Limited	2,200	103,554
American Express Company	1,600	91,904
American International Group, Inc.	1,900	117,724
Bank of America Corporation	2,400	101,040
The Bank of New York Company, Inc.	3,000	88,230
Citigroup Inc.	3,400	154,768
JPMorgan Chase & Co.	1,980	67,181
MBNA Corporation	3,400	83,776
Washington Mutual, Inc.	2,100	82,362
Wells Fargo & Company	2,300	134,711
		1,025,250

Health Care - 8.38%
Abbott Laboratories	2,500	106,000
Amgen Inc. (a)	1,000	79,670
Baxter International Inc.	2,000	79,740
Boston Scientific Corporation (a)	2,200	51,414
Bristol-Myers Squibb Company	2,700	64,962
Forest Laboratories, Inc. (a)	1,400	54,558
Johnson & Johnson	2,100	132,888
Medco Health Solutions, Inc. (a)	2,000	109,660
Medtronic, Inc.	1,200	64,344
Pfizer Inc.	4,300	107,371
Quest Diagnostics Incorporated	1,600	80,864
		931,471

Industrials - 7.34%
3M Co.	1,300	95,368
American Power Conversion Corporation	3,600	93,240
Caterpillar Inc.	2,000	117,500
Emerson Electric Co.	1,300	93,340
FedEx Corp.	900	78,417
General Electric Company	6,100	205,387
Masco Corporation	2,400	73,632
Rockwell Automation, Inc.	1,100	58,190
		815,074

Information Technology - 9.13%
Avid Technology, Inc. (a)	1,700	70,380
CANON INC. - ADR	1,600	86,816
Cisco Systems, Inc. (a)	5,500	98,615
First Data Corporation	2,200	88,000
Intel Corporation	4,200	103,530
International Business Machines Corporation	1,100	88,242
International Rectifier Corporation (a)	2,200	99,176
Microsoft Corporation	6,700	172,391
Nokia Oyj - ADR	5,400	91,314
QUALCOMM Inc.	1,200	53,700
Symantec Corporation (a)	2,750	62,315
		1,014,479

Materials - 1.81%
Alcoa Inc.	3,600	87,912
Newmont Mining Corporation	2,400	113,208
		201,120

Telecommunication Services - 1.47%
ALLTEL Corporation	1,400	91,154
Verizon Communications Inc.	2,200	71,918
		163,072

Utilities - 2.21%
Duke Energy Corporation	3,500	102,095
Nicor Inc.	1,600	67,248
Progress Energy, Inc.	1,700	76,075
		245,418
TOTAL COMMON STOCKS (Cost $5,855,216)		$6,758,978

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.03%
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	$50,000	47,748
Consumer Funding, LLC
3.800%, 04/20/2008	28,211	28,170
Fleet Credit Card Master Trust II
2.400%, 07/15/2008	150,000	149,218
TOTAL ASSET BACKED SECURITIES (Cost $223,160)		$225,136

CORPORATE BONDS - 4.41%
Consumer Staples - 0.44%
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	50,000	48,636

Financials- 3.51%
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004, Cost $149,681) (b)	50,000	49,716
General Electric Capital Corporation
4.250%, 12/01/2010	100,000	98,081
3.000%, 06/27/2018 (d)	50,000	45,295
HSBC Finance Corporation
4.125%, 12/15/2008	100,000	98,184
Toyota Motor Credit Corporation
4.350%, 12/15/2010	100,000	99,321
		$390,597

Telephone Utility - 0.46%
GTE South, Inc.
6.000%, 02/15/2008	50,000	51,121
TOTAL CORPORATE BONDS (Cost $498,694)		$490,354

MORTGAGE BACKED SECURITIES - 12.62%
Federal Home Loan Bank
4.840%, 01/25/2012	45,676	45,447
Federal Home Loan Mortgage Corp.
6.500%, 03/01/2015	69,250	71,545
4.000%, 11/15/2018	200,000	185,146
5.000%, 11/15/2018	75,000	74,787
5.000%, 10/15/2031	50,000	49,276
Federal National Mortgage Association
5.000%, 02/01/2014	69,085	69,358
5.500%, 09/01/2025	49,802	50,091
5.500%, 02/01/2033	82,891	82,935
6.500%, 02/25/2044	57,529	58,926
6.500%, 05/25/2044	49,692	51,232
Government National Mortgage Association
4.500%, 05/20/2014	80,769	80,283
4.116%, 03/16/2019	48,428	47,573
6.000%, 02/15/2032	51,604	52,868
7.000%, 07/15/2032	61,698	64,884
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	100,000	100,588
Mortgage IT Trust
4.250%, 02/25/2035 (d)	45,828	44,911
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034	34,341	34,937
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	125,000	122,490
5.411%, 07/15/2041	75,000	76,625
Wells Fargo Mortgage Backed Securities Trust
4.452%, 10/25/2033	39,233	38,007
TOTAL MORTGAGE BACKED SECURITIES (Cost $1,413,860)		$1,401,909

U.S. GOVERNMENT AGENCY ISSUES - 5.22% (c)
Federal Home Loan Bank
2.750%, 04/05/2007 (d)	50,000	48,818
3.000%, 03/30/2011 (d)	50,000	50,268
4.000%, 07/02/2015 (d)	150,000	145,037
4.000%, 06/26/2018 (d)	50,000	48,009
4.250%, 07/17/2018 (d)	50,000	47,332
4.250%, 07/23/2018 (d)	75,000	70,985
Federal Home Loan Mortgage Corp.
4.500%, 01/15/2014	75,000	74,352
New Valley Generation IV
4.687%, 01/15/2022	96,061	95,788
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $575,443)		$580,589

U.S. TREASURY OBLIGATIONS - 7.29%
U.S. Treasury Bonds - 1.02%
4.250%, 11/15/2013	50,000	49,783
7.500%, 11/15/2016	50,000	63,285
		113,068
U.S. Treasury Notes - 4.46%
6.875%, 05/15/2006	100,000	101,695
3.125%, 05/15/2007	50,000	49,180
2.750%, 08/15/2007	50,000	48,738
2.625%, 05/15/2008	50,000	48,082
4.125%, 08/15/2008	100,000	99,852
3.875%, 05/15/2009	100,000	98,906
3.875%, 07/15/2010	50,000	49,240
		495,693
U.S. Treasury Inflation Index Bond - 0.25%
2.375%, 01/15/2025	25,796	27,598

U.S. Treasury Inflation Index Notes - 1.56%
3.375%, 01/15/2012	54,768	60,651
3.000%, 07/15/2012	54,087	58,858
1.875%, 07/15/2013	52,949	53,661
		173,170
TOTAL U.S. TREASURY OBLIGATIONS (Cost $816,378)		$809,529

	Shares
SHORT TERM INVESTMENTS - 7.31%
Money Market Funds - 7.31%
Federated Prime Obligations Fund	272,579	$272,579
Janus Money Market Fund	540,000	540,000
		812,579
TOTAL SHORT TERM INVESTMENTS (Cost $812,579)		$812,579

Total Investments (Cost $10,195,330) - 99.72%		$11,079,074
Other Assets in Excess of Liabilities - 0.28%		31,020
TOTAL NET ASSETS - 100.00%		$11,110,094

Footnotes

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt.
(a)	Non Income producing security.
(b)	Restricted under Rule 144A of the Securities Act of 1933.
(c)	The obligations of certain U.S. Government -sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d)	Variable rate security. The rate shown is in effect on September 30, 2005.

Country VP Short Term Bond Fund
Schedule of Investments
September 30, 2005 (unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 12.30%
AmeriCredit Automobile Receivables Trust
4.610%, 01/06/2009	$63,196	$63,292
Bank One Issuance Trust
3.798%, 10/15/2009 (b)	500,000	500,155
Capital Auto Receivables Asset Trust
2.920%, 04/15/2008	252,672	250,596
Citibank Credit Card Issuance Trust
2.700%, 01/15/2008	100,000	99,575
Consumer Funding, LLC
3.800%, 04/20/2008	101,560	101,413
Fleet Credit Card Master Trust II
2.400%, 07/15/2008	350,000	348,175
Ford Credit Auto Owner Trust
3.130%, 11/15/2006	151,566	151,247
New Century Home Equity Loan Trust
3.560%, 11/25/2033	75,665	75,237
Residential Asset Securities Corporation
3.250%, 12/25/2028	99,453	98,186
Structured Asset Securities Corporation
5.540%, 11/25/2032	150,000	149,055
TOTAL ASSET BACKED SECURITIES (Cost $1,853,332)		$1,836,931

CORPORATE BONDS - 16.14%
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	108,298
Comcast Cable Communications, Inc.
8.375%, 05/01/2007	150,000	158,264
FPL Group Capital Inc.
4.086%, 02/16/2007	150,000	149,014
General Electric Capital Corporation
3.500%, 08/15/2007	300,000	294,795
General Motors Acceptance Corporation
5.625%, 05/15/2009	100,000	91,677
GTE South, Inc.
6.000%, 02/15/2008	200,000	204,481
Marshall & Ilsley Bank
2.900%, 08/18/2009	218,182	209,795
Merrill Lynch & Co., Inc.
3.330%, 03/12/2007 (b)	200,000	199,438
National Rural Utilities Cooperative Finance Corporation
3.000%, 02/15/2006	300,000	298,610
Nationwide Life Global Fund
2.750%, 05/15/2007 (Acquired 02/20/2004, Cost $299,403) (a)	300,000	290,168
Rowan Companies, Inc.
5.880%, 03/15/2012	162,000	167,592
U.S. Central Credit Union
2.700%, 09/30/2009	163,636	155,929
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004, Cost $82,344) (a)	82,732	81,365
TOTAL CORPORATE BONDS (Cost $2,462,527)		$2,409,426

MORTGAGE BACKED SECURITIES - 40.76%
Deutsche Mortgage Securities, Inc.
5.022%, 06/26/2035	200,000	199,680
Federal Home Loan Bank
4.840%, 01/25/2012	91,352	90,895
4.720%, 09/20/2012	150,000	148,260
Federal Home Loan Mortgage Corp.
2.478%, 05/15/2010	292,031	287,338
6.000%, 11/15/2011	485,727	487,645
4.500%, 05/01/2013	319,825	313,573
6.500%, 03/01/2015	173,124	178,862
Federal National Mortgage Association
5.000%, 01/01/2011	150,970	151,768
6.000%, 05/01/2013	346,355	356,336
4.500%, 06/01/2013	240,350	237,547
5.000%, 06/01/2013	248,248	249,230
4.000%, 11/01/2013	235,650	229,776
5.000%, 02/01/2014	138,169	138,716
4.207%, 05/01/2034	135,464	132,480
6.500%, 02/25/2044	115,059	117,853
6.500%, 05/25/2044	115,947	119,541
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	150,000	149,085
GMAC Commercial Mortgage Securities Inc.
3.400%, 04/10/2040	333,454	324,927
Government National Mortgage Association
4.104%, 03/16/2018	303,810	299,189
4.116%, 03/16/2019	145,283	142,719
4.130%, 02/16/2027	242,955	238,415
Master Adjustable Rate Mortgages Trust
3.818%, 04/21/2034	129,112	126,389
Master Alternative Loan Trust
5.000%, 06/25/2015	95,926	95,475
Mortgage IT Trust
4.250%, 02/25/2035 (b)	91,656	89,823
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034	103,022	104,811
Salomon Brothers Mortgage Securities VII
3.222%, 03/18/2036	214,496	211,673
6.168%, 11/13/2036	100,000	103,468
Washington Mutual
4.138%, 01/25/2033	121,428	120,566
3.177%, 09/25/2033	183,758	181,414
4.846%, 10/25/2035	246,021	244,545
Wells Fargo Mortgage Backed Securities Trust
5.500%, 02/25/2018	100,000	99,942
4.452%, 10/25/2033	117,699	114,020
TOTAL MORTGAGE BACKED SECURITIES (Cost $6,202,535)		$6,085,961

U.S. GOVERNMENT AGENCY ISSUES - 10.58% (c)
Federal Home Loan Bank
2.750%, 04/05/2007 (b)	200,000	195,271
3.250%, 11/27/2009 (b)	150,000	147,650
3.000%, 03/30/2011 (b)	200,000	201,071
3.500%, 01/30/2014 (b)	200,000	197,748
4.000%, 02/27/2014 (b)	200,000	198,022
Federal Home Loan Mortgage Corp.
2.375%, 02/15/2007	250,000	243,470
Federal National Mortgage Association
3.125%, 07/15/2006	150,000	148,629
Overseas Private Investment Company
2.410%, 06/15/2009	171,183	168,896
3.420%, 01/15/2015	84,164	79,369
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,588,085)		$1,580,126

U.S. TREASURY OBLIGATIONS - 9.03%
U.S. Treasury Notes - 9.03%
1.625%, 10/31/2005	1,100,000	1,099,768
3.750%, 05/15/2008	150,000	148,394
4.125%, 08/15/2008	100,000	99,852
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,348,858)		$1,348,014

SHORT TERM INVESTMENTS - 13.11%
Commercial Paper - 2.39%
American Express Company
3.730%, 10/25/2005	100,000	99,751
LaSalle Bank Corporation
3.735%, 10/19/2005	257,000	256,520
		356,271

	Shares
Money Market Funds - 10.72%
Federated Prime Obligations Fund	483,897	483,897
Harris Insight Money Market Fund	377,045	377,045
Janus Money Market Fund	740,000	740,000
		1,600,942
TOTAL SHORT TERM INVESTMENTS (Cost $1,957,213)		$1,957,213

Total Investments (Cost $15,412,550) - 101.92%		$15,217,671
Liabilities in Excess of Other Assets - (1.92)%		(287,296)
TOTAL NET ASSETS - 100.00%		$14,930,375

Footnotes

Percentages are stated as a percent of net assets.
(a)	Restricted Under Rule 144A of the Securities Act of 1933.
(b)	Variable rate security. The rate shown is in effect on September 30, 2005.
(c)	The obligations of certain U.S. Government -sponsored entities are neither issued nor guaranteed by the United States Treasury.

Country VP Bond Fund
Schedule of Investments
September 30, 2005 (unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.42%
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	$75,000	$71,622
Consumer Funding, LLC
3.800%, 04/20/2008	95,917	95,779
Fleet Credit Card Master Trust II
2.400%, 07/15/2008	150,000	149,218
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	100,000	98,509
TXU Electric Delivery Transition Bond Company LLC
3.520%, 11/15/2011	113,958	111,657
TOTAL ASSET BACKED SECURITIES (Cost $527,280)		$526,785

CORPORATE BONDS - 12.20%
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004, Cost $149,681) (a)	100,000	99,432
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	108,298
General Electric Capital Corporation
4.250%, 12/01/2010	200,000	196,162
3.000%, 06/27/2018 (c)	250,000	226,478
GTE South, Inc.
6.000%, 02/15/2008	200,000	204,481
HSBC Finance Corporation
4.125%, 12/15/2008	200,000	196,368
Ingersoll-Rand Company Ltd.
6.230%, 11/19/2027	150,000	168,310
Merck & Co. Inc.
5.760%, 05/03/2037	75,000	80,401
Perforadora Centrale
5.240%, 12/15/2018	90,001	92,394
Toyota Motor Credit Corporation
4.350%, 12/15/2010	200,000	198,642
Vessel Management Services inc.
4.960%, 11/15/2027	90,000	90,071
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	225,000	218,861
TOTAL CORPORATE BONDS (Cost $1,901,389)		$1,879,898

MORTGAGE BACKED SECURITIES - 34.10%
Federal Home Loan Bank
4.840%, 01/25/2012	91,352	90,895
Federal Home Loan Mortgage Corp.
6.500%, 03/01/2015	173,124	178,862
4.000%, 11/15/2018	500,000	462,865
5.000%, 11/15/2018	200,000	199,431
5.000%, 10/15/2031	150,000	147,828
Federal National Mortgage Association
5.000%, 02/01/2014	207,254	208,073
5.500%, 09/01/2025	199,208	200,364
5.500%, 02/01/2033	149,203	149,283
6.500%, 02/25/2044	115,059	117,853
6.500%, 05/25/2044	115,947	119,541
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	150,000	149,085
GMAC Commercial Mortgage Securities Inc.
3.400%, 04/10/2040	222,303	216,618
Government National Mortgage Association
4.500%, 05/20/2014	201,922	200,707
5.500%, 10/20/2015	213,956	217,633
4.104%, 03/16/2018	162,032	159,567
4.116%, 03/16/2019	145,283	142,719
4.031%, 01/16/2021	195,365	191,221
6.000%, 12/15/2031	118,165	121,070
6.000%, 02/15/2032	154,812	158,604
7.000%, 07/15/2032	123,395	129,768
5.000%, 07/15/2033	455,138	451,107
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	301,763
Mortgage IT Trust
4.250%, 02/25/2035 (c)	91,656	89,823
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034	58,339	59,852
6.500%, 10/25/2034	103,022	104,811
Vendee Mortgage Trust
5.750%, 11/15/2032	50,000	52,008
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	450,000	440,964
5.411%, 07/15/2041	75,000	76,625
Wells Fargo Mortgage Backed Securities Trust
4.452%, 10/25/2033	117,699	114,021
TOTAL MORTGAGE BACKED SECURITIES (Cost $5,305,154)		$5,252,961

U.S. GOVERNMENT AGENCY ISSUES - 11.93% (b)
Federal Home Loan Bank
3.250%, 11/27/2009 (c)	150,000	147,650
3.500%, 01/30/2014 (c)	100,000	98,874
4.000%, 07/02/2015 (c)	500,000	483,457
4.000%, 03/30/2016 (c)	50,000	48,666
4.250%, 06/19/2018 (c)	100,000	96,216
4.000%, 06/26/2018 (c)	325,000	311,838
4.000%, 07/09/2018 (c)	100,000	94,426
4.250%, 07/17/2018 (c)	120,000	113,598
Federal Home Loan Mortgage Corp.
4.500%, 01/15/2014	250,000	247,839
Federal National Mortgage Association
3.125%, 07/15/2006	100,000	99,086
New Valley Generation IV
4.687%, 01/15/2022	96,061	95,788
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,818,886)		$1,837,438

U.S. TREASURY OBLIGATIONS - 26.43%
U.S. Treasury Bond - 2.73%
7.500%, 11/15/2016	200,000	253,140
5.375%, 02/15/2031	150,000	168,047
		421,187

U.S. Treasury Inflation Index Bond - 1.08%
2.375%, 01/15/2025	154,775	165,585

U.S. Treasury Inflation Index Note - 4.80%
3.000%, 07/15/2012	432,696	470,861
1.875%, 07/15/2013	105,898	107,321
2.000%, 01/15/2014	157,893	161,180
		739,362

U.S. Treasury Note - 17.82%
4.125%, 08/15/2008	100,000	99,852
3.375%, 11/15/2008	2,000,000	1,952,266
3.875%, 05/15/2009	50,000	49,453
3.875%, 07/15/2010	150,000	147,721
4.250%, 11/15/2013	300,000	298,699
4.250%, 11/15/2014	100,000	99,285
4.000%, 02/15/2015	100,000	97,344
		2,744,620
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,135,565)		$4,070,754

	Shares
SHORT TERM INVESTMENTS - 11.31%
Money Market Funds - 11.31%
Federated Prime Obligations Fund	551,700	$551,700
Harris Insight Money Market Fund	431,091	431,091
Janus Money Market Fund	760,000	760,000
TOTAL SHORT TERM INVESTMENTS (Cost $1,742,791)		$1,742,791

Total Investments (Cost $15,431,065) - 99.39%		$15,310,627
Other Assets in Excess of Liabilities - 0.61%		94,699
TOTAL NET ASSETS - 100.00%		$15,405,326

Footnotes

Percentages are stated as a percent of net assets.
(a)	Restricted under Rule 144A of the Securities Act of 1933.
(b)	The obligations of certain U.S. Government -sponsored entities are neither issued nor guaranteed by the United States Treasury.
(c)	Variable rate security. The rate shown is in effect on September 30, 2005.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) COUNTRY Mutual Funds Trust

By (Signature and Title) /s/ Philip T. Nelson
Philip T. Nelson, President

Date 11/16/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Philip T. Nelson
Philip T. Nelson, President

Date 11/16/05

By (Signature and Title) /s/ Kurt F. Bock
Kurt F. Bock, Treasurer

Date 11/16/05